CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Share capital CNY (¥)		Share capital USD ($)	Subscription receivable [Member] CNY (¥)	Subscription receivable [Member] USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Other reserves CNY (¥)	Other reserves USD ($)	Accumulated losses CNY (¥)	Accumulated losses USD ($)	Total CNY (¥)	Total USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Treasury shares [Member] CNY (¥)	Treasury shares [Member] USD ($)	Warrant outstanding [Member] CNY (¥)	Warrant outstanding [Member] USD ($)	CNY (¥)	USD ($)
Transactions with equity holders:
Balance (in Dollars)	¥ 0	[1]		¥ 0		¥ 423,329		¥ 0		¥ (393,890)		¥ 29,439		¥ 0						¥ 29,439
Balance at Dec. 31, 2021	0	[1]		0		423,329		0		(393,890)		29,439		0						29,439
Comprehensive loss
Net loss for the year										(5,637,365)		(5,637,365)								(5,637,365)
Other comprehensive loss								(35,201)				(35,201)								(35,201)
Total comprehensive loss for the year								(35,201)		(5,637,365)		(5,672,566)								(5,672,566)
Transactions with equity holders:
Subdivision of shares	110,375	[1]				(110,375)
Issuance of shares, net	25,910	[1]				3,917,674						3,943,584								3,943,584
Deemed issuance of shares upon the Merger transaction	10,226	[1]				1,881,758						1,891,984								1,891,984
Capital contribution from a controlling shareholder						27,179						27,179								27,179
Share-based compensation from ESOP						195,669						195,669								195,669
Share-based compensation from controlling shareholder ESOP						18,163						18,163								18,163
Exercise of options	219	[1]				5,203						5,422								5,422
Balance at Dec. 31, 2022	146,730	[1]		0		6,358,600		(35,201)		(6,031,255)		438,874		0						438,874
Transactions with equity holders:
Balance (in Dollars)	146,730	[1]		0		6,358,600		(35,201)		(6,031,255)		438,874		0						438,874
Net loss for the year										(1,306,913)		(1,306,913)		(237)						(1,307,150)
Other comprehensive loss								(30,498)				(30,498)								(30,498)
Total comprehensive loss for the year								(30,498)		(1,306,913)		(1,337,411)		(237)						(1,337,648)
Issuance of shares, net	7,175			(4,696)		128,247						130,726								130,726
Share-based compensation from ESOP						393,825						393,825								393,825
Share-based compensation from controlling shareholder ESOP						5,251						5,251								5,251
Conversion of convertible bonds to shares	7,807					311,528						319,335								319,335
Exercise of options	3,471					(1,110)						2,361								2,361
Capital contributions from non-controlling shareholders														4,279						4,279
Non-controlling interests arising from business combination														(608)						(608)
Balance at Dec. 31, 2023	165,183			(4,696)		7,196,341		(65,699)		(7,338,168)		(47,039)		3,434		¥ 0		¥ 0		(43,605)
Transactions with equity holders:
Balance (in Dollars)	165,183			(4,696)		7,196,341		(65,699)		(7,338,168)		(47,039)		3,434		0		0		(43,605)
Net loss for the year										(913,484)		(913,484)		(958)						(914,442)	$ (125,278)
Other comprehensive loss								(31,495)				(31,495)								(31,495)	(4,315)
Total comprehensive loss for the year								(31,495)		(913,484)		(944,979)		(958)						(945,937)	(129,593)
Issuance of shares, net	3,380					1,145						34,112						29,587		34,112
Share-based compensation from ESOP						161,231						161,231								161,231
Share-based compensation from controlling shareholder ESOP						(810)						(810)								(810)
Conversion of convertible bonds to shares	1,982					27,803						29,785								29,785
Exercise of options	16,133					(8,159)						7,974								7,974
Capital contributions from non-controlling shareholders						12,133						12,133		(2,333)						9,800
Acquisition of treasury shares												(6,862)				(6,862)				(6,862)
Disposal of subsidiaries														178						178
Balance at Dec. 31, 2024	186,678		$ 25,575	(4,696)	$ (643)	7,389,684	$ 1,012,383	(97,194)	$ (13,316)	(8,251,652)	$ (1,130,472)	(754,455)	$ (103,360)	321	$ 44	(6,862)	$ (940)	29,587	$ 4,053	(754,134)	(103,316)
Transactions with equity holders:
Balance (in Dollars)	¥ 186,678		$ 25,575	¥ (4,696)	$ (643)	¥ 7,389,684	$ 1,012,383	¥ (97,194)	$ (13,316)	¥ (8,251,652)	$ (1,130,472)	¥ (754,455)	$ (103,360)	¥ 321	$ 44	¥ (6,862)	$ (940)	¥ 29,587	$ 4,053	¥ (754,134)	$ (103,316)

[1]	Representing amount less than RMB1,000.